Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended		8 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 28, 2021	Jan. 22, 2021	Nov. 30, 2020	Oct. 05, 2020	Jun. 05, 2020	Mar. 31, 2022	Jan. 31, 2022	Apr. 01, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 14, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Issue of common shares (in shares)		13,333,333	27,058,823	5,000,000	25,943,396	23,076,923				54,020,319
Sale of stock, price per share		$ 2.25
Issued and fully paid share capital										$ 11.0	$ 13.8
Issued shares (in shares)										110,159,352	137,218,175		56,139,033
Common stock, par or nominal value (in dollars per share)											$ 0.10	$ 0.05
Subsequent Event
Subsequent Event [Line Items]
Proceeds from issuance of private placement								$ 30.0
Increase in share capital	$ 1.3
Issued and fully paid share capital	$ 15.1							$ 15.1
Issued shares (in shares)	150,551,508						152,073,452	150,551,508
Common stock, par or nominal value (in dollars per share)	$ 0.10							$ 0.10
Subsequent Event | At-The-Market Offering
Subsequent Event [Line Items]
Number of shares sold in transaction (in shares)							1,521,944		1,521,944
Sale of stock, consideration received on transaction							$ 5.2		$ 5.2